Average Annual Total Returns - FidelityGovernmentIncomeFund-AMCIZPRO - FidelityGovernmentIncomeFund-AMCIZPRO - Fidelity Government Income Fund	Oct. 30, 2024
Fidelity Advisor Government Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(0.30%)
Past 5 years	(0.92%)
Past 10 years	0.34%
Fidelity Advisor Government Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.21%)
Past 5 years	(1.54%)
Past 10 years	(0.34%)
Fidelity Advisor Government Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.19%)
Past 5 years	(0.94%)
Past 10 years	(0.02%)
Fidelity Advisor Government Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	1.98%
Past 5 years	(0.88%)
Past 10 years	0.15%
Fidelity Advisor Government Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(0.27%)
Past 5 years	(0.91%)
Past 10 years	0.36%
Fidelity Advisor Government Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	4.05%
Past 5 years	0.17%
Past 10 years	1.04%
Fidelity Advisor Government Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	4.19%
Past 5 years	0.30%
Since Inception	0.72%	[1]
LB003
Average Annual Return:
Past 1 year	4.09%
Past 5 years	0.56%
Past 10 years	1.27%
F0682
Average Annual Return:
Past 1 year	4.33%
Past 5 years	0.49%
Past 10 years	1.31%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]	A From October 2, 2018 .